Shareholder Report, Line Graph (Details) 194166_Roundhill BRKB WeeklyPay ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Jun. 17, 2025	Dec. 31, 2025
Roundhill BRKB WeeklyPay ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Roundhill BRKB WeeklyPay ETF NAV
Accumulated Value	$ 10,000	$ 10,272
Solactive GBS Global Markets All Cap USD Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Solactive GBS Global Markets All Cap USD Index TR
Accumulated Value	$ 10,000	$ 11,482